UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23179

The Relative Value Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

The Relative Value Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2017 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS – 12.1%
2,428	Advent Claymore Convertible Securities and Income Fund[1]	$39,212
4,733	Advent Claymore Convertible Securities and Income Fund II1	29,487
4,071	Advent Claymore Enhanced Growth & Income Fund[1]	35,621
300	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	3,927
1,637	Alpine Global Dynamic Dividend Fund	16,747
2,964	Alpine Total Dynamic Dividend Fund	25,757
1,946	Ares Dynamic Credit Allocation Fund, Inc.	31,817
752	BlackRock Resources & Commodities Strategy Trust	6,024
5,409	Clough Global Equity Fund[1]	68,262
3,082	Clough Global Opportunities Fund	32,669
1,892	Delaware Enhanced Global Dividend & Income Fund[1]	21,569
1,246	Deutsche High Income Opportunities Fund, Inc.	18,540
400	First Trust Strategic High Income Fund II	5,460
3,597	Garrison Capital, Inc.[1]	29,711
1,690	Invesco High Income Trust II	25,215
404	Korea Equity Fund, Inc.[1]	2,844
100	Lazard World Dividend & Income Fund, Inc.	1,102
775	Madison Strategic Sector Premium Fund	9,331
2,189	Managed Duration Investment Grade Municipal Fund[1]	30,188
780	MVC Capital, Inc.	7,691
670	NexPoint Credit Strategies Fund[1]	14,593
1,790	Nuveen Credit Strategies Income Fund	15,412
597	Nuveen Mortgage Opportunity Term Fund	15,289
2,120	Nuveen Mortgage Opportunity Term Fund 2	52,131
4,361	Prudential Global Short Duration High Yield Fund, Inc.[1]	64,804
886	Prudential Short Duration High Yield Fund, Inc.	13,529
1,283	Templeton Emerging Markets Income Fund	14,395
2,215	Virtus Total Return Fund, Inc.	27,112
1,654	Western Asset Global High Income Fund, Inc.[1]	16,639
	Total Closed-End Funds (Cost $673,832)	675,078
	Common Stocks – 63.2%
	Communications – 1.6%
1,518	Level 3 Communications, Inc.* 1	90,017
	CONSUMER DISCRETIONARY – 11.1%
4,810	Mobileye N.V.* 1, 2	302,068
1,000	Panera Bread Co. - Class A* 1	314,640
		616,708
	CONSUMER STAPLES – 9.2%
7,828	Reynolds American, Inc.	509,133
	ENERGY – 8.6%
6,823	ONEOK Partners LP1	348,450
2,500	VTTI Energy Partners LP1, 2	49,125

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2017 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Energy (Continued)
4,774	World Point Terminals LP1	$82,495
		480,070
	Financials – 11.9%
9,736	Allied World Assurance Co. Holdings A.G.[1,2]	515,035
1,208	Ares Capital Corp.[1]	19,787
—[4]	Canadian Imperial Bank of Commerce[2]	5
265	Constellation Alpha Capital Corp* 2	2,690
1,665	DuPont Fabros Technology, Inc. - REIT[1]	101,831
325	First Potomac Realty Trust - REIT	3,611
500	Hennessy Capital Acquisition Corp III*	5,025
497	Parkway, Inc. - REIT	11,376
294	TCG BDC, Inc.	5,295
		664,655
	Health Care – 14.3%
1,030	C.R. Bard, Inc.[1]	325,594
636	Novadaq Technologies, Inc.* 2	7,454
353	Spectranetics Corp.*	13,555
2,133	VCA, Inc.* 1	196,897
7,686	VWR Corp.*	253,715
		797,215
	Industrials – 0.0%
16	EnerNOC, Inc.*	124
	Technology – 6.5%
3,293	NXP Semiconductors N.V.* 1, 2	360,419
	Total Common Stocks (Cost $3,509,331)	3,518,341
	Preferred Stocks – 0.7%
	Financials – 0.7%
1,554	TICC Capital Corp. 6.50%, 3/30/24 [3]	39,969
	Total Preferred Stocks (Cost $39,590)	39,969

Number of Contracts
	Purchased Options Contracts – 0.0%
	Call Options – 0.0%
	Whole Foods Market, Inc.
11	Exercise Price: $42.00, Expiration Date: August 18, 2017	495
	Total Purchased Options Contracts (Cost $1,936)	495

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2017 (Unaudited)

Number of Shares		Value
	Short-Term Investments – 35.3%
1,962,664	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 0.84%[1]	$1,962,664
	Total Short-Term Investments (Cost $1,962,664)	1,962,664

	Total Investments – 111.3% (Cost $6,187,353)	6,196,547
	Liabilities in Excess of Other Assets – (11.3)%	(631,748)
	Total Net Assets – 100.0%	$5,564,799
	Securities Sold Short – (19.5)%
	Common Stocks – (19.5)%
	Communications – (0.9)%
(2,167)	CenturyLink, Inc.	(51,748)
	Consumer Staples – (5.1)%
(4,117)	British American Tobacco PLC - ADR	(282,179)
	Energy – (6.1)%
(6,503)	ONEOK, Inc.	(339,197)
	Financials – (5.5)%
(847)	Digital Realty Trust, Inc. - REIT	(95,669)
(491)	Fairfax Financial Holdings Ltd.[2]	(212,529)
		(308,198)
	Health Care – (1.9)%
(525)	Becton, Dickinson and Co.	(102,433)
	Total Common Stocks (Proceeds $1,081,235)	(1,083,755)
	Total Securities Sold Short (Proceeds $1,081,235)	$(1,083,755)

ADR – American Depository Receipt

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

* Non-income producing security.

1 All or a portion of this security is segregated as collateral for securities sold short and swap contracts. Aggregate value of segregated securities were $3,745,200.

2 Foreign security denominated in U.S. Dollars.

3 Callable.

4 Less than 1 full share.

See accompanying Notes to Schedule of Investments.

The Relative Value Fund (the “Fund”) is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and organized as a Delaware statutory trust on July 5, 2016. Vivaldi Asset Management, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager provides day-to-day investment management services to the Fund. The Fund is non-diversified, which means that under the Investment Company Act, it is not limited in the percentage of its assets that it may invest in any single issuer of securities. The Fund operates as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares.

The Board of Trustees of the Fund (the “Board”) has established a Valuation Committee to oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Administrator calculates the Fund’s NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures.

Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied bid quotations or bid quotations from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term, generally within the next calendar quarter for Investment Funds, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term”, these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 90 days.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund’s assets carried at fair value.

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Closed-End Funds	$675,078	$-	$-	$675,078
Common Stocks*	3,518,341	-	-	3,518,341
Preferred Stocks	39,969	-	-	39,969
Purchased Options Contracts	-	495	-	495
Short-Term Investments	1,962,664	-	-	1,962,664
Total Investments	$6,196,052	$495	$-	$6,196,547

Liabilities
Securities Sold Short
Common Stocks*	$1,083,755	$-	$-	$1,083,755
Total Securities Sold Short	$1,083,755	$-	$-	$1,083,755

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

**The Fund did not hold any Level 3 securities at period end.

At June 30, 2017, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$6,187,353

Gross unrealized appreciation	$29,837
Gross unrealized depreciation	(20,643)
Net unrealized appreciation on investments	$9,194

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Relative Value Fund

By (Signature and Title)*		/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	August 29, 2017

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	August 29, 2017

* Print the name and title of each signing officer under his or her signature.